Balance Sheet Components	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Balance Sheet Components
5. Balance Sheet Components
Property and Equipment, Net
Property and equipment, net, consists of the following (in thousands):

	December 31, 2023	December 31, 2022
Construction in progress	$689	$689
Furniture	5	118
Computers and equipment	36	77
Leasehold improvements	50	55

Property and equipment, gross	780	939
Less: Accumulated depreciation	(58)	(167)

Property and equipment, net	$722	$772

The Company recognized depreciation expense of $40.0 thousand, $40.0 thousand and $39.0 thousand for the years ended December 31, 2023, 2022 and 2021, respectively.

Accrued Expenses
Accrued expenses consists of the following (in thousands):

	December 31, 2023	December 31, 2022
Accrued professional service fees	$2,029	$2,024
Accrued sales and marketing costs	1,601	574
Accrued research and development costs	1,546	459
Accrued tax payable	1,452	—
Accrued others	780	79

Accrued expenses	$7,408	$3,136